Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2025
T02-NPRT3-0625
1.9584804.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 18.6%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)		11,292	$2,775,573
Molson Coors Beverage Co. Class B		105,390	6,063,087
			8,838,660
Distillers & Vintners – 1.5%
Brown-Forman Corp. Class B		132,658	4,621,805
Constellation Brands, Inc. Class A		79,647	14,936,998
MGP Ingredients, Inc.		26,382	777,478
			20,336,281
Soft Drinks & Non-alcoholic Beverages – 16.5%
Celsius Holdings, Inc. (a)		139,711	4,884,297
Coca-Cola Co.		1,468,431	106,534,669
Coca-Cola Consolidated, Inc.		3,530	4,786,009
Keurig Dr. Pepper, Inc.		578,102	19,996,548
Monster Beverage Corp. (a)		345,554	20,774,706
National Beverage Corp.		40,197	1,784,747
PepsiCo, Inc.		420,919	57,068,198
Primo Brands Corp.		156,528	5,113,770
Vita Coco Co., Inc. (a)		60,027	1,983,892
			222,926,836
TOTAL BEVERAGES	252,101,777
CONSUMER STAPLES DISTRIBUTION & RETAIL – 36.3%
Consumer Staples Merchandise Retail – 28.7%
BJ's Wholesale Club Holdings, Inc. (a)		72,654	8,541,204
Costco Wholesale Corp.		171,538	170,594,541
Dollar General Corp.		116,740	10,937,371
Dollar Tree, Inc. (a)		110,198	9,010,890
PriceSmart, Inc.		30,410	3,086,311
Target Corp.		209,270	20,236,409
Walmart, Inc.		1,703,275	165,643,494
			388,050,220
Drug Retail – 0.4%
Walgreens Boots Alliance, Inc.		467,178	5,124,943
Food Distributors – 2.9%
Andersons, Inc.		55,081	2,077,104
Chefs' Warehouse, Inc. (a)		42,765	2,436,322
Performance Food Group Co. (a)		86,313	6,962,007
SpartanNash Co.		57,762	1,145,998
Sysco Corp.		234,571	16,748,369
U.S. Foods Holding Corp. (a)		123,650	8,118,859
United Natural Foods, Inc. (a)		85,970	2,296,259
			39,784,918
Food Retail – 4.3%
Albertsons Cos., Inc. Class A		243,237	5,346,349
Casey's General Stores, Inc.		19,869	9,191,201
Grocery Outlet Holding Corp. (a)		147,300	2,473,167
Ingles Markets, Inc. Class A		23,734	1,464,150
Kroger Co.		320,366	23,133,629
Maplebear, Inc. (a)		94,123	3,754,567

		Shares	Value

Natural Grocers by Vitamin Cottage, Inc.		15,751	$790,070
Sprouts Farmers Market, Inc. (a)		52,690	9,009,990
Weis Markets, Inc.		30,018	2,581,248
			57,744,371
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	490,704,452
FOOD PRODUCTS – 15.5%
Agricultural Products & Services – 2.2%
Archer-Daniels-Midland Co.		241,810	11,546,428
Bunge Global SA		83,898	6,604,451
Darling Ingredients, Inc. (a)		108,575	3,495,029
Fresh Del Monte Produce, Inc.		69,946	2,378,863
Ingredion, Inc.		41,373	5,495,162
			29,519,933
Packaged Foods & Meats – 13.3%
B&G Foods, Inc.		135,416	933,016
Calavo Growers, Inc.		29,248	807,830
Cal-Maine Foods, Inc.		36,617	3,418,929
Campbell's Co.		127,226	4,638,660
Conagra Brands, Inc.		275,331	6,803,429
Flowers Foods, Inc.		177,995	3,130,932
Freshpet, Inc. (a)		32,455	2,386,741
General Mills, Inc.		265,495	15,064,186
Hershey Co.		73,658	12,314,881
Hormel Foods Corp.		188,920	5,648,708
J&J Snack Foods Corp.		20,233	2,621,994
J.M. Smucker Co.		62,449	7,260,945
John B Sanfilippo & Son, Inc.		15,481	1,025,926
Kellanova		138,660	11,476,888
Kraft Heinz Co.		446,130	12,982,383
Lamb Weston Holdings, Inc.		87,295	4,610,049
Lancaster Colony Corp.		17,184	2,797,211
McCormick & Co., Inc.		130,297	9,988,568
Mission Produce, Inc. (a)		79,162	829,222
Mondelez International, Inc. Class A		600,422	40,906,751
Pilgrim's Pride Corp.		52,803	2,881,988
Post Holdings, Inc. (a)		35,104	3,972,720
Seaboard Corp.		502	1,298,162
Seneca Foods Corp. Class A (a)		8,070	723,798
Simply Good Foods Co. (a)		86,661	3,129,329
Tootsie Roll Industries, Inc.		25,362	811,584
TreeHouse Foods, Inc. (a)		75,513	1,758,698
Tyson Foods, Inc. Class A		151,786	9,295,375
Utz Brands, Inc.		120,472	1,601,073
Vital Farms, Inc. (a)		56,390	1,930,794
Westrock Coffee Co. (a)		64,690	375,202
WK Kellogg Co.		116,406	2,087,159
			179,513,131
TOTAL FOOD PRODUCTS	209,033,064

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Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 17.1%
Household Products – 17.1%
Central Garden & Pet Co. Class A (a)		74,431	$2,200,925
Central Garden & Pet Co. (a)		16,578	556,358
Church & Dwight Co., Inc.		121,225	12,042,491
Clorox Co.		64,422	9,167,251
Colgate-Palmolive Co.		352,040	32,454,568
Energizer Holdings, Inc.		81,572	2,205,707
Kimberly-Clark Corp.		155,314	20,467,279
Procter & Gamble Co.		890,008	144,688,600
Reynolds Consumer Products, Inc.		98,251	2,259,773
Spectrum Brands Holdings, Inc.		33,368	2,105,521
WD-40 Co.		13,073	2,985,350
TOTAL HOUSEHOLD PRODUCTS	231,133,823
PERSONAL CARE PRODUCTS – 3.4%
Personal Care Products – 3.4%
BellRing Brands, Inc. (a)		77,021	5,941,400
Coty, Inc. Class A (a)		465,390	2,350,219
Edgewell Personal Care Co.		76,441	2,335,272
elf Beauty, Inc. (a)		47,572	2,943,280
Estee Lauder Cos., Inc. Class A		123,457	7,402,482
Herbalife Ltd. (a)		173,028	1,245,802
Interparfums, Inc.		20,716	2,262,187
Kenvue, Inc.		898,111	21,195,420
Olaplex Holdings, Inc. (a)		227,576	298,124
USANA Health Sciences, Inc. (a)		19,732	554,272
TOTAL PERSONAL CARE PRODUCTS	46,528,458
TOBACCO – 8.8%
Tobacco – 8.8%
Altria Group, Inc.		759,627	44,931,937

		Shares	Value

Philip Morris International, Inc.		407,625	$69,850,620
Turning Point Brands, Inc.		30,443	1,868,591
Universal Corp.		42,143	2,455,673
TOTAL TOBACCO	119,106,821
TOTAL COMMON STOCKS (Cost $1,163,394,771)			1,348,608,395
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $1,860,000)		1,860,000	1,860,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,165,254,771)	1,350,468,395
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	2,050,377
NET ASSETS – 100.0%	$1,352,518,772

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $171,357 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	42	June 2025	3,483,480	$ 40,682	$ 40,682
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2025	98,490	(7,137)	(7,137)
Total Equity Index Contracts					$33,545
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its
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Schedule of Investments (Unaudited)–continued
investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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